PGIM Muni High Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.5%
Municipal Bonds 91.5%
Alabama 2.9%
Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 03/01/33), 144A	4.300%(cc)	03/01/56	1,000	$981,298
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000(cc)	06/01/55	4,500	4,579,612
Novelis Corp. Proj., Series B, AMT (Mandatory put date 06/01/32), 144A	4.625(cc)	06/01/55	2,000	2,007,208
Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	3,000	3,046,436
Gas Proj., Series C (Mandatory put date 08/01/34), 144A	5.500(cc)	11/01/56	2,500	2,659,230
Gas Proj., Series E	5.000	07/01/33	2,800	2,945,153
Gas Proj., Series G	5.000	10/01/35	6,835	7,230,833
Gas Proj., Series I	5.000	10/01/33	1,600	1,713,126

Mobile Cnty. Indl. Dev. Auth. Rev., AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	1,500	1,471,139
Southeast Energy Auth. Cooperative Dist. Rev., Series D	5.000	09/01/35	2,000	2,141,932
				28,775,967
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,835,714
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,942,070
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,697,019
				7,474,803
Arizona 1.9%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	969,504
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,448,970
Equitable Schs. Revolving Funding, Sustainable Bonds, Series A	5.500	11/01/56	2,000	2,097,696
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,967,479

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	849,454
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,000,408
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	905,324
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	958,538
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	945,591

Pinal Cnty. Indl. Dev. Auth. Rev., Whispering Oaks Farm/Suburban Propane 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500	10/01/33	4,007	4,189,055
Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,108,488
				18,440,507
California 4.1%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	896,062
Sub. Series B-2, Rfdg., CABS	6.327(t)	06/01/55	3,000	492,553

California Infrast. & Econ. Dev. Bank Rev., Sustainability Bond, Series B, Rfdg. (Mandatory put date 11/02/26), 144A	12.000(cc)	01/01/65	6,495	3,606,041
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	3,000	3,126,177
HumanGood California Oblig. Grp.	4.000	10/01/49	2,000	1,727,943
Muni. CTFS, Series 2025-1, Class A-2	3.439(cc)	02/20/41	3,708	3,284,361

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000%	07/01/39(d)	2,750	$27,500
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	750,123
California Statewide Cmntys. Dev. Auth. Rev., CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,030,576
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.418(cc)	09/25/37	18,972	1,959,682
FRETE 2024, ML23, SPC, Sustainable Bonds	4.567(cc)	04/25/42	2,239	2,321,947
Sustainable Bonds, Series ML-33, Class A-USM	4.510(cc)	10/25/40	2,217	2,293,525

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bond, Series 2022 ML-13, Class X-CA	0.960(cc)	07/25/36	31,268	1,333,086
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.817(t)	06/01/66	22,000	2,219,125
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	110	110,277
Los Angeles Dept. of Wtr. & Pwr. Rev., Series A, Rfdg., BAM	5.250	07/01/44	1,350	1,476,252
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,529,701
Series A	7.000	11/01/34	1,650	1,964,011

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.497(t)	06/01/60	3,500	553,620
River Islands Pub. Fing. Auth.,
Spl. Tax, Escrow Bonds Cmnty. Facs. Dist. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000	09/01/55	4,345	4,170,623
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,587,172
Sacramento,
Spl. Tax	4.000	09/01/46	750	692,480
Spl. Tax	4.000	09/01/50	1,000	886,696

San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	1,500	1,617,949
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	9.179(t)	06/01/54	3,000	562,653
				41,220,135
Colorado 2.8%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	972,863
Liberty Common Sch., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,717,109
Rfdg.	5.000	11/01/44	885	885,026
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,509,781
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	953,336
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,393,019
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,292,910
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,096,880
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/42	350	346,115
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/51	850	774,031

Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,000,360
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,115,058
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	401,835

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Sky Dance Met. Dist. No. 2, Series A, GO	6.000%	12/01/54	2,500	$2,510,258
Sterling Ranch Cmnty. Auth. Brd. Rev., Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	2,400	2,438,383
Vail Home Partners Corp. Rev., Local MF Hsg., 144A	6.000	10/01/64	1,500	1,548,894
				27,955,858
Connecticut 0.8%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,012,913
Connecticut St. Spl. Tax Rev., Trans. Infra. Purp., Series A, Rfdg.	5.000	07/01/44	1,250	1,360,577
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,012,828
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,415,300
				7,801,618
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	686,562
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	933,123
				1,619,685
District of Columbia 1.1%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,087,445
KIPP DC Proj.	4.000	07/01/49	4,610	3,919,030
Rfdg.	5.000	06/01/40	1,500	1,508,449
Rfdg.	5.000	06/01/50	1,500	1,383,696

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	2,445	2,503,639
				11,402,259
Florida 7.4%
Alachua Cnty. Hsg. Fin. Auth. Rev., Woodland Park II, Series B (Mandatory put date 07/01/28), 144A	4.900(cc)	07/01/29	3,200	3,205,082
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	815	816,172
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	6.883(t)	07/01/61	50,000	4,653,049
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,524,374
Wounderful Fndtn. Chrt. Schs., Proj., Seires A, CABS	7.289(t)	01/01/60	12,000	1,083,424

Capital Tr. Auth. Edl. Facs. Auth. Rev., Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,689,298
City of Tampa Rev., Baycare, Series A	4.000	11/15/46	1,910	1,755,579
City of Venice Rev., Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	900,234
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,901,465
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	4,010,010
Mater Academy Proj., Series A	5.000	06/15/55	1,000	924,115
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,738,590
Renaissance Chrt. Sch., Rfdg., 144A	6.000	06/15/55	2,000	1,985,797

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Dev. Fin. Corp. Rev., (cont’d.)
River City Science Academy Proj., Series A	4.000%	07/01/45	565	$474,524
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,058,514
Wste. Pro USA, Inc. Proj. (Mandatory put date 07/01/30), 144A	4.450(cc)	07/01/37	1,000	1,005,736
Wste. Pro USA, Inc. Proj., Rmkt., AMT, 144A	4.500	07/01/32	1,500	1,503,785

Greater Orlando Avtn. Auth. Rev., United Airlines, Inc. Proj. AMT	5.500	11/01/36	1,700	1,806,571
Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,133,200
Indigo CDD, Spl. Assmt.	5.750	05/01/36(d)	477	390,492
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	903,336
Julington Creek Plantation CDD, Spl. Assmt., AG.	4.625	05/01/54	1,550	1,504,164
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,000,409
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	100	100,979
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,000,555
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	984,639
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	600,073
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	822,469
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,040,770
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,094,107

Lee Cnty. Hsg. Fin. Auth. Rev., Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,501,862
Lee Cnty. Indl. Dev. Auth. Rev., Shell Point Oblig. Grp., Series B-1	4.750	11/15/29	1,000	1,006,233
Miami-Dade Cnty. Indl. Dev. Auth. Rev.,
Mater Academy Proj.(hh)	5.250	06/15/56	1,725	1,725,069
Mater Academy Proj.	5.375	06/15/60	1,400	1,400,000

Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,970,776
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,077,688
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,583,728

Osceola Cnty. Trans. Rev., Series A-2, Rfdg., CABS	5.442(t)	10/01/54	1,000	218,345
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AG.	5.750	09/01/54	1,000	1,074,393
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,226,273
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,560	1,525,796
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,195	1,103,741
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,545	2,415,999
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	470	427,882
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,180	1,099,063
Spl. Assmt., Fla.	3.700	05/01/50	935	736,377
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,155	864,484

Vlg. CDD No. 14, Spl. Assmt.	5.500	05/01/53	1,540	1,566,312
				73,135,533

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 3.6%
Atlanta Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250%	07/01/49	1,750	$1,821,099
Atlanta GA Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,075,782
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,906,380
Cobb Cnty. Dev. Auth. Rev., Mt. Bethel Christian Academy Proj., 144A	6.250	06/01/64	2,000	2,028,468
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,527,951
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	3,000	3,021,426
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	1,004,893

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare, Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,747,763
Main Street Energy, Inc. Rev., Energy Proj., Series D	5.000	12/01/33	4,000	4,227,859
Main Street Natural Gas, Inc. Rev., Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	7,250	7,653,903
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,700	1,666,710
Savannah Georgia Convention Center Auth. Rev.,
Convention Cntr. Hotel, 1st Tier, Series A	5.250	06/01/61	3,000	2,942,347
Convention Cntr. Hotel, 3rd Tier, Series C, AG.	5.000	06/01/58	2,500	2,548,991
				36,173,572
Illinois 4.9%
Chicago Brd. of Ed.,
Series A, GO, Rfdg.	4.000	12/01/27	500	500,412
Series A, GO, Rfdg.	5.000	12/01/35	500	503,268
Series C, GO	5.250	12/01/35	345	345,080
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,165,144

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,517,455
Chicago Midway Int’l. Arpt. Rev.,
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/53	3,000	3,107,459
Sr. Series C, Rfdg., AMT	5.000	01/01/41	1,500	1,599,514
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AG.	4.000	01/01/53	3,005	2,669,979
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,077,889
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,071,631
Sr. Lien, Series A, AG., AMT	5.500	01/01/53	2,000	2,060,942
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,000	1,068,617
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	876,196
Series A, Rfdg.	5.500	12/01/56	1,000	1,057,838
Series A, Rfdg.	5.500	12/01/59	1,000	1,056,270

Chicago Wtrwks. Rev., Series A, AG.	5.250	11/01/53	750	775,172
City of Chicago Rev., GO, Unrefunded, Rfdg., Series C	5.000	01/01/38	1,370	1,370,101
Cook Cnty. Cmntys. Clg. Dist., Clgs. of Chicago, GO, Rfdg., BAM	5.000	12/01/42	2,315	2,454,984
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,092,030
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,628,020

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
Plymouth Place, Inc., Rfdg.	5.000%	05/15/51	3,000	$2,617,705
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,104
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	267,766
Illinois St.,
GO	4.000	06/01/36	3,000	2,981,061
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,999,954
Series A, GO	5.000	12/01/39	2,500	2,548,559
Series B, GO	5.000	05/01/38	2,625	2,834,518
Series B, GO	5.250	05/01/43	1,000	1,072,251
Series B, GO	5.500	05/01/47	2,300	2,409,050

Regl. Trans. Auth. Rev., Series A	4.000	06/01/38	4,015	4,015,565
				48,754,534
Indiana 0.4%
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,118,900
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,055	1,075,333
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	961,111
				4,155,344
Iowa 0.9%
Guthrie Cnty. Hosp. Rev., Guthrie Cnty. Hosp. Proj. Series A, BANS	4.500	02/01/29	3,000	3,020,435
Iowa Fin. Auth. Rev., Lifespace Cmnty., Series B, Rfdg., Rmkt. (Mandatory put date 05/15/31)	3.950(cc)	05/15/56	2,100	2,092,205
Iowa Tob. Settlement Auth. Rev., Sr. Series B-2, Class 2, Rfdg., CABS	5.028(t)	06/01/65	29,265	4,218,107
				9,330,747
Kansas 0.1%
Wyandotte Cnty. Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	545	543,505
Kentucky 1.3%
Henderson Rev., Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	461,927
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,250	1,329,031
Series B	5.000	12/01/33	5,790	5,940,752
Series C, Rfdg.	5.000	05/01/36	5,000	5,324,423
				13,056,133
Louisiana 1.2%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,898,022
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,115,420
Wste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,054,803
Wste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,049,842

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350%	07/01/40	1,000	$1,073,433
Plaquemines Port Harbor & Term. Dist. Rev., Txbl. Nola Term. LLC Proj., Series B, 144A^(x)	12.000	12/01/34	3,800	2,698,000
				11,889,520
Maine 0.5%
Fin. Auth. of Maine Rev.,
Casella Wste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625(cc)	12/01/47	2,600	2,635,239
Casella Wste. Sys. Inc. Proj., Series R-3, Rmkt., AMT, 144A	5.000	08/01/35	1,000	1,042,855

Town of Rumford Rev., Boise Cascade Corp. Proj., Rfdg.	6.875	10/01/26	1,500	1,503,316
				5,181,410
Maryland 0.1%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	970	823,959
Massachusetts 0.6%
Massachusetts Dev. Fin. Agcy. Rev.,
Dana Farber Cancer Institute Issue, Series R, Rfdg.(hh)	5.000	12/01/39	1,575	1,708,386
Dana Farber Cancer Institute Issue, Series R, Rfdg.(hh)	5.000	12/01/40	1,800	1,950,548
Merrimack Clg. Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	947,541
TUFTS Univ. Student Hsg. Proj., Prog. Medford Prop. Inc.	5.250	06/01/65	1,500	1,537,532
				6,144,007
Michigan 0.8%
Detroit, Series C, GO	6.000	05/01/43	1,000	1,129,790
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,718,141
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	680	680,057
Turbo, Series B, Rfdg.	8.417(t)	06/01/45	11,540	2,944,029

Wayne Cnty. Arpt. Auth. Rev., Detroit Metropolitan Wayne Cnty. Arpt., Series B, AMT	5.750	12/01/50	1,000	1,084,471
				7,556,488
Minnesota 0.6%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,177,050
Minnesota Muni. Gas Agcy. Rev., Gas Proj., Series A	5.000	09/01/35	2,250	2,351,203
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	1,250	1,254,030
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	999,956
				5,782,239
Mississippi 0.4%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,362,734
Wste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,038,299
				4,401,033

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.6%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875%	11/01/37	1,945	$1,865,408
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,889,126
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,026,726

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,575
				5,781,835
Nebraska 0.2%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,095,446
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	150	159,867
				2,255,313
Nevada 0.1%
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,019,843
New Hampshire 6.3%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,168	4,158,812
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Muds Proj., 144A	6.125	12/15/33	1,250	1,250,459
Bridgeland Wtr. Util. Dist., 144A	5.375	12/15/35	3,600	3,584,243
Caldwell Ranch Proj., 144A	4.875	12/01/33	900	893,914
Class A-1, Series 2 (Mandatory put date 04/01/36)	4.400	04/20/43	3,000	3,008,633
Convention, Proj., Series - 2, Rfdg., 144A	4.875	11/01/42	3,805	3,353,893
Forestar Grp. Houston, Area Proj., 144A	6.500	12/01/34	2,100	2,111,771
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	804,418
Katy Court Proj.,Development I, 144A	5.875	12/01/32	1,854	1,867,185
Katy Court Proj.,Development II, 144A	5.950	12/01/31	2,173	2,191,294
MF Affordable Hsg. Cert., Series 1, Class B-1	5.750	04/28/42	2,500	2,575,505
Mult. Utility Imps., 144A	5.875	12/15/33	2,100	2,083,859
Muni. Cert., Sustainable Cert., Series 2025-2, Class A-2	4.088(cc)	11/20/42	1,984	1,805,871
Muni. CTFS, Series 2026-1, Class A-2	4.250	07/20/41	500	467,758
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.795(cc)	02/20/41	1,992	2,047,413
River Ranch Proj., CABS, 144A	5.949(t)	12/01/31	4,100	2,969,098
Silverado Proj., 144A	5.000	12/01/28	943	943,080
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	4,400	3,659,777
Sub. Muni. Cert., Series 2025-1, Class B-1	5.150	09/28/37	3,500	3,472,789
Sustainability Bond, Muni. Cert., Series 2025-1, Class A-2	4.085(cc)	01/20/41	989	956,787
Sustainable Cert., Class A-2 (Mandatory put date 06/01/35)	5.150	06/20/41	2,492	2,591,106
Sustainable Cert., Series 2024-1, Class X	0.495(cc)	07/01/51	34,077	1,165,105
Sustainable Cert., Series 2024-2, Class X	0.507(cc)	08/20/39	45,750	1,702,231
Tamarron Proj., 144A	5.250	12/01/35	3,650	3,642,172
The Astro Sunterra Proj., CABS, 144A	6.573(t)	12/15/34	6,000	3,452,609
The Highlands Proj.	5.125	12/15/30	1,754	1,741,338
The Wildflower Proj., CABS, 144A	6.118(t)	12/15/33	2,560	1,624,766
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,275,483
Valencia Proj., 144A	5.300	12/01/32	845	844,675
				62,246,044
New Jersey 2.4%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,278,871

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Series SSS, Rfdg.	5.250%	06/15/39	675	$756,019
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,501,397
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,395
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,002,544
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	1,000	1,079,280
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/33	1,550	1,670,419
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/34	1,550	1,670,486
Student Assistance Sr. Student Loan, Series A, Rfdg., AMT(hh)	5.000	12/01/36	900	976,567
New Jersey Tpke. Auth. Rev.,
Series A	5.250	01/01/50	2,000	2,152,979
Series A	5.250	01/01/55	2,000	2,151,850
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	3.979(t)	12/15/39	3,000	1,759,453
Cap Apprec., Transn. Sys., Series A	3.999(t)	12/15/40	5,000	2,810,889
Series AA, Rfdg.	5.250	06/15/41	1,815	2,025,630
				23,936,779
New York 7.1%
Build NYC Resource Corp. Rev.,
261 Walton Facs. LLC -Zeta Chrt. Schs., Inc., Proj., Series A, 144A	5.500	06/01/56	2,000	1,946,172
261 Walton Facs. LLC -Zeta Chrt. Schs., Inc., Proj., Series A, 144A	5.750	06/01/66	2,000	1,969,814
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	800	800,573
Richmond Prep. Chrt. Sch. Proj., Sustainable Impact Proj., Series A, 144A	5.000	06/01/56	1,500	1,178,849
River Spring Hlth. Sr. Living, Inc. Proj., Series B-4	5.000	12/15/31	2,000	1,985,343
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.393(t)	06/01/47	5,000	1,088,079
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.861(t)	06/01/50	4,000	499,015

Genesee Cnty. Funding Corp. Rev., Rochester Regional Hlth. Energy Proj., Series A	5.500	12/01/55	1,500	1,558,583
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	924,169
New York City Muni. Wtr. Fin. Auth. Rev.,
Fiscal 2026, Sub. Series AA-1	5.250	06/15/55	3,000	3,164,474
Sub. Bond, Second Generation Resolution, Series BB	5.250	06/15/56	3,000	3,169,020

New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Sub. Series B-1	3.000	11/01/47	3,200	2,449,770
New York City Trans. Fin. Auth. Rev.,
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.250	05/01/55	1,380	1,459,440
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.500	05/01/53	2,000	2,163,884
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,368,728

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,498,226
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/50	2,125	2,292,180
Unrefunded, Rfdg., Series A	5.250	03/15/52	5,000	5,263,274
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,310	1,326,597
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	520,686
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,441,124
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,021,521
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,564,819
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AG., AMT	0.000	12/31/54	5,000	3,354,332
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	615	639,832
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,036,485

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250%	01/01/50	4,480	$4,480,924
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	3,465	3,773,893
Sustainabile, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/59	3,000	3,159,407
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	6.389(t)	06/01/66	1,000	80,780
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	395	354,226

Triborough Bridge & Tunnel Auth. Rev., TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,070,112
Utility Debt Securitization Auth. Rev., Sustainability Bond, Series TE -1, Rfdg.	5.000	12/15/45	2,000	2,206,484
				70,810,815
North Carolina 0.4%
North Carolina Med. Care Commn. Rev.,
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,780	2,630,416
United Methodist Retmnt. Homes Proj., Series A	5.125	10/01/56	1,135	1,135,627
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	50	50,017
				3,816,060
Ohio 2.6%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg. (Pre-refunded date 11/15/30)(ee)	3.000	11/15/40	3,000	3,061,913
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	884,636
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,420	10,666,471
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,942,757
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,282,914

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	944,420
Ohio Air Quality Dev. Auth. Rev., Ohio Vlly. Elec. Corp. Proj., Series C, AMT	4.125	01/01/36	750	758,784
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	983,971
Ohio Tpke. & Infrast. Commn. Rev., Jr. Lien, Series A-2, CABS	4.191(t)	02/15/40	5,135	2,907,674
Warren Cnty. Rev., Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,471,347
				25,904,887
Oklahoma 0.5%
Oklahoma Cnty. Auth. Rev., Astec Proj., 144A	6.500	06/15/64	2,500	2,427,383
Oklahoma Dev. Fin. Auth. Rev., OU Medicine Proj., Series B	5.000	08/15/38	250	252,925
Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,028,854
Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,651,894
				5,361,056
Oregon 0.1%
Albany Hosp. Facs. Auth. Rev., Mennonite Vlg. Proj., Temps 80SM, Series B-1	3.950	11/15/31	1,270	1,267,285

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 2.1%
Adams Cnty. General Auth. Rev., The Brethren Home Cmnty. Proj., Series A., Rfdg.	5.000%	06/01/54	1,750	$1,700,265
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,146,641
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	2,000	1,812,570

Doylestown Hosp. Auth. Rev., Rfdg., 144A	5.375	07/01/39	2,575	2,827,698
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	789,428
Pennsylvania Turnpike Commn. Rev., Series A	5.000	12/01/56	3,950	4,115,137
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,004,422
Noble Envir., Inc. Proj., AMT (Mandatory put date 03/01/31), 144A	5.450(cc)	03/01/56	2,000	2,005,605
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,462,535
				20,864,301
Puerto Rico 8.2%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.211(t)	07/01/33	1,826	1,328,156
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,111,440
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,131,603
Restructured, Series A1, GO	4.000	07/01/37	856	846,724
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,105,755
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,076,900
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,559,250
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,677,005
Sub. Series Allowed CW, Prifa Rum	0.000(cc)	11/01/51	18,446	11,498,542
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.000(cc)	11/01/51	32,432	22,783,789
Puerto Rico Electric Pwr. Auth. Rev.,
BAB, PSA, Series EEE	6.050	07/01/32(d)	1,065	775,659
BAB, PSA, Series EEE	6.250	07/01/40(d)	1,190	866,699
BAB, PSA, Series YY, Rfdg.	6.125	07/01/40(d)	1,250	910,398
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series A-2, AMT	6.750	01/01/45	1,750	1,971,643
San Juan Cruise Term. Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,696,252
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.623(t)	07/01/33	1,000	775,274
Restructured, Series A-1, CABS	5.066(t)	07/01/46	51,183	18,566,818
Restructured, Series A-1, CABS	5.237(t)	07/01/51	16,538	4,385,866
				81,067,773
Rhode Island 0.4%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,352,635
South Carolina 1.3%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	864,681
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,782,541
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,598,478
South Carolina Jobs Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,117,891
Sub. Foothill Afford Hsg. Fndtn., Oaddicj Club & Fairway Proj. (Mandatory put date 09/01/35), 144A	6.875(cc)	03/01/65	3,000	3,035,394

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina (cont’d.)
South Carolina Ports Auth. Rev.,
AMT	4.000%	07/01/45	1,500	$1,399,592
AMT	4.000	07/01/55	2,000	1,738,000
				12,536,577
South Dakota 0.6%
South Dakota Hlth & Edl. Facs. Auth. Rev., Westhills Vlg. Retmnt. Cmnty. Issue, Series A, Rfdg.	5.000	09/01/55	6,160	5,963,213
Tennessee 1.0%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,930,770
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,500	1,547,762

Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev., Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	1,926,492
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	3,950	4,185,484
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	506,728
				10,097,236
Texas 8.4%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,291,003
Series A, Rfdg.	4.000	08/15/41	1,520	1,321,988
Series A, Rfdg.	4.000	08/15/46	2,705	2,141,573

Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,290,064
Brooks Dev. Auth. Rev., Sr. Lien, Series A, Rfdg., 144A	5.500	08/15/52	3,845	3,778,483
Celina Independent Sch. Dist., GO, PSFG	5.250	02/15/55	3,300	3,484,632
Cypress-Fairbanks Independent Sch. Dist.,
GO, PSFG, Rfdg.	5.000	02/15/40	1,250	1,450,898
GO, PSFG, Rfdg.	5.000	02/15/41	1,000	1,162,912

EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,012,534
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,643,164
Galveston Wharves & Term. Rev., Wharves & Term., 1st Lien, AMT	6.000	08/01/43	3,060	3,392,214
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,030,961
Harris Cnty. Muni. Util. Dist. No. 490, GO, BAM	4.500	03/01/49	4,190	4,130,934
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Catering Operations Facs. Proj., AMT	5.500	07/15/35	2,000	2,131,385
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	1,600	1,698,465
United Airlines, Inc. Terminal Impt. Proj., Series B-1, AMT	4.000	07/15/41	2,000	1,878,075

Houston Hotel Occupancy Tax Spl. Rev., 1st Lien, Series C, Rfdg., CABS, AG	4.932(t)	09/01/49	15,000	4,687,118
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,001,619
Lamar Consolidated Independent Sch. Dist., GO, PSFG	5.250	02/15/61	4,000	4,221,664
Mission Econ. Dev. Corp. Rev., Sustainable Bond, Graphic Packaging Intl. LLC Proj. AMT (Mandatory put date 06/01/30)(hh)	5.000(cc)	12/01/64	2,900	2,985,872

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000%	08/15/56	4,455	$3,344,274
Sr. Living Foundation Proj., Series A, 144A	6.500	07/01/56	3,300	3,387,138
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	2,335	2,349,976
Westminster Proj., Rfdg.	4.000	11/01/49	500	432,745

Permanent Univ. Fd. Univ. of Texas Sys. Rev., Series A, Rfdg.	5.250	07/01/39	1,800	2,133,979
Port Beaumont Nav. Dist. Facs. Rev., Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,001,500
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	909,273
Prosper Independent Sch. Dist., GO, PSFG, Rfdg.	5.250	02/15/55	8,725	9,280,859
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,100,177
Texas Muni. Gas Acq. & Sply. Corp. Rev., Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,129,412
Texas Municipal Gas Acquisition & Supply Corp. Rev., Nat. Gas Util. Imps.	5.000	01/01/36	2,795	2,979,368
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	581,567
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,249,976

Texas Trans. Fin. Corp. Rev., Sub. Bond, SH 288 Sys., Tela Supported, Series A, Rfdg.	5.500	10/01/55	3,500	3,791,047
				83,406,849
Utah 0.7%
County of Utah Rev., IHC Hlth.Svcs, Inc., Series A	4.000	05/15/45	2,800	2,641,385
Mida Mountain Vlg. Pub. Infrast. Dist.,
Tax Alloc., Convention, Series - 2, 144A	0.000	06/01/43	1,700	1,327,089
Tax Alloc., Series 1, 144A	5.500	06/01/55	1,500	1,514,157
Tax Alloc., Series 1, 144A	5.750	06/01/60	1,500	1,542,619
				7,025,250
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	952,698
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,700,239
				2,652,937
Virgin Islands 0.4%
Virgin Islands Hotel Dev. Fing. Corp. Rev., Frenchmans-REEF Hotel Acquisition., Proj., Series A-1	6.000	12/01/55	4,000	3,941,160
Virginia 0.7%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,017,703
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	800,346
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev., Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,616,576
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,546,471

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
Virginia Small Bus. Fing. Auth. Rev., (cont’d.)
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000%	01/01/39	1,250	$1,226,431
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	984,637
				7,192,164
Washington 1.5%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,000,238
Port of Seattle Rev., Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,620,576
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,423
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	986,920
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	1,370	1,374,149
Horizon Hse. Proj. Series A, Rfdg.	6.250	01/01/61	1,000	1,001,670
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,086,156
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,821	1,753,183
Sustainable Cert., Series 2023-1, Class X	1.451(cc)	04/20/37	21,290	1,945,870
				14,869,185
Wisconsin 8.2%
Pub. Fin. Auth. Rev.,
Ashland Proj., CABS, 144A	6.535(t)	12/15/40	4,500	1,765,263
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	1,105	1,094,783
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,100	2,192,298
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,785	3,094,084
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	470,029
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	924,115
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,071,281
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,028,467
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	810,507
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,675,637
Creekhaven Wildrye & Furst Ranch Proj., CABS, 144A	6.479(t)	12/15/36	4,000	2,042,115
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	4,100	4,099,452
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60	1,200	1,076,514
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,421,033
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625(cc)	06/15/63	3,500	3,455,277
Maniilaq Assoc. Patient Hsg. Proj., Series B(hh)	5.750	12/01/48	3,000	3,160,243
Million Air Three LLC, Series B, 144A	7.000	09/01/54	2,500	2,621,261
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,142,535
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	985,264
PRG-Oxford Properties LLC, Proj., Series A, BAM	5.250	07/01/55	2,250	2,312,640
Rans Bridgewater Proj., 144A	5.625	12/15/30	1,860	1,863,007
Rans Elevon Proj., 144A	5.000	07/15/30	705	706,068
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,434	1,443,032
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	3,600	3,597,113
Signorelli Proj., 144A	5.375	12/15/32	4,450	4,438,450
Sr. Georgia SR 400 Exp. Lanes Proj., AMT	6.500	12/31/65	4,000	4,452,615
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/54	3,500	3,600,204
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	612,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,050,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,500,231
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	340	340,366
Subordinate Bond, Clipper Cove Apts. Proj., Class A, 144A	7.500	11/01/36	3,000	2,937,986
Sustainable Cert., Series 2026-1, Class A-2	4.147(cc)	01/20/41	1,998	1,850,578
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	3,250	3,303,114

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000%	10/01/51	1,500	$1,276,183
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	4,000	3,395,963
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,401,297
Hope Christian Schs.	4.000	12/01/51	1,000	669,009
Hope Christian Schs.	4.000	12/01/56	3,100	1,952,434
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,138,069
				80,971,017

Total Municipal Bonds (cost $927,616,037)				908,959,070
U.S. Treasury Obligation 0.1%
U.S. Treasury Notes (cost $903,359)	3.500	09/30/26	905	904,116

	Shares
Unaffiliated Exchange-Traded Funds 3.9%
iShares National Muni Bond ETF	178,750	19,156,638
VanEck High Yield Muni ETF	376,895	19,364,865

Total Unaffiliated Exchange-Traded Funds (cost $37,209,486)		38,521,503
Warrants* 0.0%
Transportation
BL Trains Holding West LLC, expiring 11/26/35^ (cost $0)	54,066	5

Total Long-Term Investments (cost $965,728,882)		948,384,694

Short-Term Investment 4.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $44,508,541)(wb)	44,508,541	44,508,541

TOTAL INVESTMENTS 100.0% (cost $1,010,237,423)		992,893,235
Liabilities in excess of other assets(z) (0.0)%		(154,357)

Net Assets 100.0%		$992,738,878

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AG—Assured Guaranty Inc.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
CDX—Credit Derivative Index
ETF—Exchange-Traded Fund
GO—General Obligation

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Q—Quarterly payment frequency for swaps
Rfdg—Refunding

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,698,005 and 0.3% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Plaquemines Port Harbor & Term. Dist. Rev., Txbl. Nola Term. LLC Proj., Series B, 144A, 12.000%, 12/01/34^	06/04/24	$3,800,000	$2,698,000	0.3%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
44	20 Year U.S. Treasury Bonds	Sep. 2026	$4,937,625	$(72,040)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	25,585	$(441,275)	$(619,916)	$(178,641)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).